Related party transactions	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Related party transactions

32. Related party transactions
(1) Transactions with associates and joint ventures
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2022	2023

Trade accounts and other receivables
Associates	302,212	447,400
Joint ventures	64,195	85,275

Total	366,407	532,674

Trade accounts and other payables
Associates	1,086,397	1,459,209
Joint ventures	5,112	695

Total	1,091,509	1,459,904

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Sales revenues
Associates	1,138,144	1,948,681	2,821,963
Joint ventures	499,437	413,703	722,278

Total	1,637,582	2,362,384	3,544,240

Cost of products sold (purchases)
Associates	5,983,797	7,946,788	9,891,804
Joint ventures	51,434	308	59,703

Total	6,035,231	7,947,095	9,951,507

Dividends from associates and joint ventures accounted for under the equity method are ¥252,557 million and ¥349,632 million for the years ended March 31, 2022 and 2023, respectively. In addition, Toyota does not engage in transactions with associates and joint ventures outside of the normal course of business.
(2) Compensation of key management
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Monthly compensation	987	1,083	1,226
Bonus	748	196	397
Share compensation	364	772	808
Other	747	—	—

Total	2,847	2,051	2,430

“Other” refers to income tax compensation that was granted to a member of the Board of Directors, Mr. Didier Leroy, with respect to his remuneration during the period in which he served as a member of the Board of Directors. Mr. Leroy retired on June 11, 2020.